Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2012 ILS (₪)	Jun. 30, 2010 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jan. 01, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	May 31, 2012 USD ($)	May 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2010 ILS (₪)
Significant Accounting Policies [Line Items]
Net book value of capitalized ERP system development costs			$ 20,600,000	$ 100,000
Write-off impairment on marketable securities			0	86,000	$ 0
Components of accumulated other comprehensive income loss, tax			(15,471,000)
Impairment on affiliated company			0	2,500,000	0
Impairment of long-lived assets			0	0	0
Goodwill impairment			0	0	0
Severance expenses			62,777,000	55,294,000	47,407,000
Cost of revenue sold, change in estimate			$ 42,700,000	$ 33,700,000	$ 2,600,000
Percentage of cost of revenue sold			1.79%	1.47%	0.12%
Percentage of gross profit			4.28%	3.52%	0.29%
Cost of revenue sold, increase (decrease) to net income			$ 34,400,000	$ 28,200,000	$ 2,100,000
Cost of revenue sold, increase (cecrease) in earnings per share, diluted | $ / shares			$ 0.80	$ 0.66	$ 0.05
Percentage of revenue from service			10.00%	10.00%	10.00%
Issuance amount of Series A Note			$ 181,713,000	$ 218,466,000			₪ 440	$ 24,407,000	₪ 92	$ 217,420,000	₪ 807	₪ 1,100
Cross currency interest rate swap, amount		$ 287,000,000										₪ 1,100
Received interest payments semi-annually in NIS		4.84%	3.00%				3.00%	4.84%	4.84%			4.84%
Rights sold to receive payments from the Israeli Ministry of Defense					$ 79,633
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent				(571,000)
Increase in retained earnings			$ 1,561,921,000	1,398,112,000
Decrease in inventories			902,954,000	840,266,000
Increase in contract assets			$ 668,821,000	$ 516,469,000
Subsidiary A
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			50.00%				50.00%
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights			51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Contractual rights percentage			50.00%
Series A
Significant Accounting Policies [Line Items]
Cross currency interest rate swap, amount | ₪	₪ 900
Senior notes fair value			$ 193,561,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			20.00%				20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			50.00%				50.00%
London Interbank Offered Rate (LIBOR)
Significant Accounting Policies [Line Items]
Derivative, basis spread on variable rate			1.35%				1.35%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR)
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis	LIBOR	LIBOR	LIBOR
Derivative, basis spread on variable rate		1.65%	1.65%				1.65%					1.65%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis			LIBOR
Derivative, basis spread on variable rate			1.84%				1.84%
ASU 2015-17
Significant Accounting Policies [Line Items]
Current deferred tax assets reclassified to noncurrent			$ 32,336,000
Current deferred tax liabilities reclassified to noncurrent			$ 1,800,000
Subsequent Event | ASU 2014-09
Significant Accounting Policies [Line Items]
Increase in retained earnings						$ 1,676,000
Decrease in inventories						81,864,000
Increase in contract assets						80,452,000
Liabilities						$ 3,088